SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED (Details) - $ / shares		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Expected term	2 years	1 year 6 months
Volatility	187.70%	187.70%
Expected dividend yield
Risk-free interest rate	0.30%	0.30%
Expected date to repay		Nov. 24, 2022
Warrant [Member]
Class of Warrant or Right [Line Items]
Expected dividend yield
Common Stock Market Value		$ 0.16
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expected term		9 months 10 days
Volatility		185.42%
Risk-free interest rate		0.30%
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expected term		3 years 10 months 24 days
Volatility		195.07%
Risk-free interest rate		1.10%
Old CLA [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 1 month 2 days
Volatility		195.07%
Expected dividend yield
Risk-free interest rate		0.70%
Expected date to repay		Jan. 29, 2023
New CLA [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 10 months 13 days
WACC		25.00%
Warrants And SPA Agreements [Member]
Class of Warrant or Right [Line Items]
Expected term		10 months 13 days
WACC		25.00%
Rest Of The Investors [Member]
Class of Warrant or Right [Line Items]
WACC		25.00%
Rest Of The Investors [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 4 months 24 days
Rest Of The Investors [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 10 months 13 days